Capital Structure Management (Tables)	12 Months Ended
Dec. 31, 2023
Capital Structure Management
Schedule of Capital Structure

	12/31/2023		12/31/2022
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	43,406	64	42,848	59	1
/ Current liabilities	14,642	21	17,453	24	-16
/ Non-current liabilities	10,287	15	11,858	16	-13
/ Liabilities	24,928	36	29,311	41	-15
Thereof financial debt	7,755	11	11,764	16	-34
Thereof lease liabilities	1,621	2	2,140	3	-25
/ Total equity and liabilities	68,335	100	72,159	100	-5